AMERITAS LIFE OF NY

SEPARATE ACCOUNT VA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2020
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life of NY Separate Account VA

and the Board of Directors of Ameritas Life Insurance Corp. of New York

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life of NY Separate Account VA (the “Account”) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2021

We have served as the Account’s auditor since 2001.

AMERITAS LIFE OF NY
SEPARATE ACCOUNT VA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
17.617 shares at $34.10 per share (cost $521)	$601
Calvert Variable Products, Inc. (Summit):
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
3.737 shares at $93.77 per share (cost $269)	350
Calvert VP S&P 500 Index Portfolio (S&P 500) -
425.077 shares at $165.98 per share (cost $48,156)	70,554
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
26.394 shares at $58.07 per share (cost $1,442)	1,533
Fidelity Variable Insurance Products (Fidelity):
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
1,092.021 shares at $100.58 per share (cost $50,627)	109,835
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
0.000 shares at $26.25 per share (cost $0)	-
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
0.000 shares at $13.72 per share (cost $0)	-
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
15,357.440 shares at $1.00 per share (cost $15,357)	15,357

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$198,230

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE OF NY

SEPARATE ACCOUNT VA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Mid Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2
Mortality and expense risk charge	(4)
Net investment income(loss)	(2)

Realized gain(loss) on investments:
Net realized gain distributions	38
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	38

Change in unrealized appreciation/depreciation	25

Net increase(decrease) in net assets resulting
from operations	$61

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2)	$(2)
Net realized gain(loss)	38	42
Net change in unrealized appreciation/depreciation	25	86
Net increase(decrease) in net assets resulting
from operations	61	126

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	61	126
Net assets at beginning of period	540	414
Net assets at end of period	$601	$540

The accompanying notes are an integral part of these financial statements.

FS-4

Summit

EAFE Intl.		S&P 500		Barclays

2020		2020		2020

$10		$1,043		$43
(3)		(832)		(15)
7		211		28

-		2,054		-
-		195		1
-		2,249		1

15		7,525		62

$22		$9,985		$91

EAFE Intl.		S&P 500		Barclays

2020	2019	2020	2019	2020	2019

$7	$5	$211	$242	$28	$31
-	1	2,249	3,790	1	-
15	48	7,525	9,721	62	68

22	54	9,985	13,753	91	99

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

22	54	9,985	13,753	91	99
328	274	60,569	46,816	1,442	1,343
$350	$328	$70,554	$60,569	$1,533	$1,442

FS-5

AMERITAS LIFE OF NY

SEPARATE ACCOUNT VA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC2

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$35
Mortality and expense risk charge	(1,242)
Net investment income(loss)	(1,207)

Realized gain(loss) on investments:
Net realized gain distributions	8,171
Net realized gain(loss) on sale of fund shares	557
Net realized gain(loss)	8,728

Change in unrealized appreciation/depreciation	24,731

Net increase(decrease) in net assets resulting
from operations	$32,252

	Growth SC2

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,207)	$(935)
Net realized gain(loss)	8,728	4,585
Net change in unrealized appreciation/depreciation	24,731	15,220
Net increase(decrease) in net assets resulting
from operations	32,252	18,870

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	32,252	18,870
Net assets at beginning of period	77,583	58,713
Net assets at end of period	$109,835	$77,583

The accompanying notes are an integral part of these financial statements.

FS-6

Fidelity
		Inv. Bond
Overseas SC2		SC2		Money Market

2020		2020		2020

$-		$-		$69
-		-		(181)
-		-		(112)

-		-		-
-		-		-
-		-		-

-		-		-

$-		$-		$(112)

Overseas SC2		Inv. Bond SC2		Money Market

2020	2019	2020	2019	2020	2019

$-	$-	$-	$-	$(112)	$277
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	(112)	277

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	(7,059)	(7,059)
-	-	-	-	-	-
-	-	-	-	(7,059)	(7,059)

-	-	-	-	(7,171)	(6,782)
-	-	-	-	22,528	29,310
$-	$-	$-	$-	$15,357	$22,528

FS-7

AMERITAS LIFE OF NY SEPARATE ACCOUNT VA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2020 AND 2019

1. ORGANIZATION

Ameritas Life of NY Separate Account VA (the “Account”) began operations during 2001. It operates as a separate investment account within Ameritas Life Insurance Corp. of New York (the “Company”), a wholly owned subsidiary of Ameritas Life Insurance Corp. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2020 there are eight subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor) (See Note 3)	Company LLC (formerly Fidelity
Calvert (Fund Series short cite)	Management & Research Company)
*Mid Cap (Subaccount short cite)	Fidelity
*Growth SC2
Summit	*Overseas SC2
*EAFE Intl.	*Inv. Bond SC2
*S&P 500	*Money Market
*Barclays

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-8

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-9

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2020 and 2019, as follows:

Sub-Advisor Fee %
S&P 500.050
Barclays	.050

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2020 were as follows:
	Purchases	Sales
Calvert:
Mid Cap	$40	$4

Summit:
EAFE Intl.	10	3
S&P 500	3,096	831
Barclays	43	14

Fidelity:
Growth SC2	8,205	1,241
Overseas SC2	-	-
Inv. Bond SC2	-	-
Money Market	16	7,186

FS-10

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2020, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $36 per policy annually and/or as rider charges taken as a percent of net assets ranged up to .25 percent (annualized), depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-11

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Mid Cap
2020	82.25	82.25	7	601	0.39	0.95	0.95	11.29	11.29
2019	73.90	73.90	7	540	0.41	0.95	0.95	30.27	30.27
2018	56.73	56.73	7	414	0.44	0.95	0.95	(5.31)	(5.31)
2017	59.91	59.91	7	438	0.72	0.95	0.95	10.58	10.58
2016	54.18	54.18	7	396	-	0.95	0.95	6.30	6.30

Summit:
EAFE Intl.
2020	109.90	109.90	3	350	3.32	0.95	0.95	6.70	6.70
2019	103.00	103.00	3	328	2.63	0.95	0.95	20.05	20.05
2018	85.80	85.80	3	274	3.22	0.95	0.95	(14.46)	(14.46)
2017	100.30	100.30	3	320	2.72	0.95	0.95	23.47	23.47
2016	81.23	81.23	3	259	3.15	0.95	0.95	(0.65)	(0.65)

S&P 500
2020	234.69	237.43	300	70,554	1.73	0.95	1.40	16.46	17.00
2019	201.52	202.92	300	60,569	1.82	0.95	1.40	29.35	29.93
2018	155.80	156.18	300	46,816	1.94	0.95	1.40	(6.06)	(5.62)
2017	165.48	165.85	300	49,826	1.47	0.95	1.40	19.80	20.32
2016	137.54	138.45	300	41,584	1.27	0.95	1.40	10.04	10.52

Barclays
2020	64.78	64.78	24	1,533	2.85	0.95	0.95	6.31	6.31
2019	60.94	60.94	24	1,442	3.20	0.95	0.95	7.34	7.34
2018	56.77	56.77	24	1,343	3.16	0.95	0.95	(1.41)	(1.41)
2017	57.58	57.58	24	1,362	2.81	0.95	0.95	2.43	2.43
2016	56.22	56.22	24	1,330	2.88	0.95	0.95	1.54	1.54

Fidelity:
Growth SC2
2020	138.65	138.65	792	109,835	0.04	1.40	1.40	41.57	41.57
2019	97.94	97.94	792	77,583	0.05	1.40	1.40	32.14	32.14
2018	74.12	74.12	792	58,713	0.04	1.40	1.40	(1.82)	(1.82)
2017	75.49	75.49	792	59,802	0.08	1.40	1.40	32.97	32.97
2016	56.77	56.77	792	44,972	-	1.40	1.40	(0.84)	(0.84)

Overseas SC2
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

FS-12

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Inv. Bond SC2
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	12.34	12.34	-	-	0.04	1.40	1.40	2.74	2.74

Money Market
2020	0.98	0.98	15,650	15,357	0.36	0.95	0.95	(0.63)	(0.63)
2019	0.99	0.99	22,812	22,528	2.02	0.95	0.95	1.05	1.05
2018	0.98	0.98	29,993	29,310	1.62	0.95	0.95	0.69	0.69
2017	0.97	0.97	37,247	36,150	0.66	0.95	0.95	(0.27)	(0.27)
2016	0.97	0.97	44,515	43,321	0.20	0.95	0.95	(0.74)	(0.74)

FS-13

6. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the periods ended December 31 were as follows:

The changes in units outstanding were as follows:
	2020	2019
Calvert:
Mid Cap
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Summit:
EAFE Intl.
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

S&P 500
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Barclays
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Fidelity:
Growth SC2
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Overseas SC2
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Inv. Bond SC2
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Money Market
Units issued	-	-
Units redeemed	(7,162)	(7,181)
Net increase(decrease)	(7,162)	(7,181)

FS-14